Statement of Changes in Stockholder's Equity - 1 months ended Oct. 15, 2020 - USD ($)		Common Stock Class A [Member]	Common Stock Class B [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Sep. 16, 2020
Balance, shares at Sep. 16, 2020
Issuance of Class B common stock to Sponsor	[1]		$ 144	24,856		25,000
Issuance of Class B common stock to Sponsor, shares	[1]		1,437,500
Net loss					(1,145)	(1,145)
Balance at Oct. 15, 2020			$ 144	$ 24,856	$ (1,145)	$ 23,855
Balance, shares at Oct. 15, 2020			1,437,500

[1]	This number includes up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.